CASH AND CASH EQUIVALENTS - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Short-term bank deposits	[1]	R$ 8,655.2	R$ 11,393.6
Current bank accounts		5,990.3	4,582.9
Cash		280.9	651.2
Cash and cash equivalents		14,926.4	16,627.7
Bank overdrafts		(74.3)	(30.5)
Cash and cash equivalents less bank overdraft		R$ 14,852.1	R$ 16,597.2

[1]	The balance refers mostly to Bank Deposit Certificates (“CDB”), with high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.